UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04345 )

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam AMT-Tax Free Insured Municipal Fund

The fund's portfolio
4/30/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (96.9%)(a)
	Rating (RAT)	Principal amount	Value

Alabama (0.2%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$495,000	$511,409

Alaska (1.1%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	3,830,000	3,847,924

California (11.6%)
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
AMBAC, 5 1/2s, 5/1/13	Aaa	12,000,000	13,099,200
CA State Pub. Wks. Board Rev. Bonds (Dept. Hlth. Svcs.
Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	Aaa	2,445,000	2,529,059
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., 5s,
6/1/38 (Prerefunded)	Aaa	2,475,000	2,627,732
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/17	Aaa	2,100,000	1,257,921
Los Angeles, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. C, FGIC, 5s, 7/1/26	Aaa	2,745,000	2,843,408
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Consumnes), MBIA, 5s, 7/1/18	Aaa	4,000,000	4,241,840
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	7,000,000	7,285,740
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19	Aaa	2,000,000	2,169,280
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	Aaa	3,680,000	4,306,998
			40,361,178

Colorado (2.7%)
CO Hlth. Fac. Auth. Rev. Bonds (Cmnty. Provider Pooled
Loan Program), Ser. A, FSA, 7 1/4s, 7/15/17	Aaa	66,000	66,127
Denver, City & Cnty. Arpt. Rev. Bonds, MBIA, 5 1/2s,
11/15/25	Aaa	5,000,000	5,093,650
Weld Cnty. School Dist. G.O. Bonds, FSA, 5 1/2s,
12/1/19 (Prerefunded)	Aaa	4,000,000	4,342,960
			9,502,737

Florida (8.3%)
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	Aaa	13,675,000	17,556,649
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, 8 1/4s, 7/1/14	Aaa	5,000,000	6,426,500
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	3,935,000	4,860,591
			28,843,740

Georgia (1.2%)
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), MBIA, 5 1/4s, 11/1/20	Aaa	3,360,000	3,591,504
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	415,000	464,472
			4,055,976

Hawaii (0.5%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	1,800,000	1,776,978

Idaho (0.9%)
ID Hlth. Fac. Auth. VRDN (St. Lukes Med. Ctr.), FSA,
3.78s, 7/1/30	VMIG1	3,205,000	3,205,000

Illinois (6.9%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aaa	155,000	165,917
Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA, 5
1/4s, 12/1/19	Aaa	1,500,000	1,583,475
Chicago, Waste Wtr. Transmission VRDN, Ser. A, MBIA,
3.89s, 1/1/39	VMIG1	2,200,000	2,200,000
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	AAA	2,250,000	2,383,043
Cook Cnty., G.O. Bonds, Ser. D, AMBAC, 5 1/4s, 11/15/21	Aaa	4,385,000	4,602,189
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aaa	1,000,000	1,083,570
IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	Aaa	5,000,000	5,315,300
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aaa	5,000,000	6,561,050
			23,894,544

Indiana (3.7%)
Anderson, Indpt. School Bldg. Corp. G.O. Bonds (First
Mtg.), FSA, 5 1/2s, 1/15/28 (Prerefunded)	Aaa	1,655,000	1,822,138
Center Grove, Bldg. Rev. Bonds, AMBAC, 5 1/2s, 1/15/26
(Prerefunded)	Aaa	6,605,000	7,136,372
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtg.), FGIC, 5s, 7/15/25	Aaa	1,345,000	1,388,968
Evansville Vanderburgh Pub. Leasing Corp. Rev. Bonds
(1st Mtge.), MBIA, 5 3/4s, 7/15/18 (Prerefunded)	Aaa	1,000,000	1,097,420
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	260,000	255,889
4.15s, 7/1/16	Aaa	375,000	369,480
4.1s, 7/1/15	Aaa	115,000	113,525
3.95s, 7/1/14	Aaa	355,000	350,594
3.9s, 1/1/14	Aaa	250,000	247,055
			12,781,441

Louisiana (2.6%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	AAA	5,730,000	5,934,790
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aaa	3,000,000	3,147,870
			9,082,660

Massachusetts (4.0%)
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll.
5 1/4s, 1/1/24 (Prerefunded)	Aaa	1,000,000	1,073,540
5 1/4s, 1/1/23 (Prerefunded)	Aaa	1,000,000	1,073,540
5 1/4s, 1/1/22 (Prerefunded)	Aaa	11,000,000	11,808,940
			13,956,020

Michigan (7.2%)
Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s,
3/1/19	Aaa	1,470,000	1,534,945
Detroit, Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20	Aaa	720,000	760,183
Detroit, City School Dist. G.O. Bonds (School Bldg. &
Site Impt.), Ser. B, FGIC, 5s, 5/1/25	Aaa	7,990,000	8,222,589
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, MBIA, 5 1/2s, 1/15/17 (Prerefunded)	AAA	500,000	543,105
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.),
Ser. X, MBIA
6s, 8/15/34 (Prerefunded)	Aaa	3,350,000	3,605,940
6s, 8/15/34 (Prerefunded)	Aaa	1,650,000	1,776,060
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC
7s, 5/1/21	Aaa	4,000,000	5,076,920
4.85s, 9/1/30	Aaa	3,500,000	3,634,470
			25,154,212

Mississippi (1.1%)
MS Dev. Bk. Special Obligation Rev. Bonds (Waste Wtr.
& Solid Waste Mgt.), Ser. A, FSA
5 3/8s, 2/1/19	Aaa	1,855,000	1,975,019
5 3/8s, 2/1/18	Aaa	1,755,000	1,871,725
			3,846,744

Missouri (0.5%)
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.8s, 6/1/22	VMIG1	1,775,000	1,775,000

Montana (0.5%)
Forsyth, Poll. Control Mandatory Put Bonds (Avista
Corp.), AMBAC, 5s, 12/30/08	Aaa	1,725,000	1,769,315

Nevada (1.1%)
Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/20
(Prerefunded)	Aaa	3,500,000	3,747,485

New Hampshire (1.9%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA, 5s,
3/15/25	Aaa	1,195,000	1,248,895
NH State Tpk. Syst. Rev. Bonds, FGIC, 6.806s, 11/1/17	Aaa	5,000,000	5,176,850
			6,425,745

New Jersey (4.6%)
NJ Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. F, FGIC, 5 1/4s,
6/15/21 (Prerefunded)	Aaa	10,000,000	10,805,700
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	5,000,000	5,193,100
			15,998,800

New York (7.3%)
Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	Aaa	4,610,000	5,009,964
6s, 8/1/12 (Prerefunded)	Aaa	2,285,000	2,483,247
Nassau Cnty., Interim Fin. Auth. Rev. Bonds, Ser. A,
MBIA, 5s, 11/15/15	Aaa	1,500,000	1,599,525
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	1,000,000	1,037,900
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, AMBAC, 5s, 6/15/28	Aaa	3,000,000	3,114,690
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	Aaa	2,270,000	2,443,519
5 3/8s, 7/1/20	Aaa	2,215,000	2,385,754
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	Aaa	1,500,000	1,588,845
NY State Pwr. Auth. Rev. Bonds, Ser. A, FGIC, 5s,
11/15/17	Aaa	2,500,000	2,653,725
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	Aaa	3,000,000	3,115,080
			25,432,249

North Carolina (2.3%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	7,500,000	7,944,075

Ohio (1.8%)
Cleveland, G.O. Bonds, Ser. A, AMBAC, 5s, 10/1/21	Aaa	2,920,000	3,062,876
Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock
& Roll Hall of Fame), FSA, 3.6s, 12/1/14	Aaa	550,000	536,096
Kent State U. VRDN, MBIA, 3.84s, 5/1/31	VMIG1	1,000,000	1,000,000
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aaa	1,535,000	1,635,819
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	Aaa	45,000	19,254
			6,254,045

Oklahoma (0.9%)
OK City Arpt. Trust Rev. Bonds, Ser. A, FSA, 5 1/4s,
7/1/21	Aaa	3,000,000	3,118,950

Pennsylvania (1.7%)
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC
5s, 1/15/22	Aaa	1,415,000	1,476,765
5s, 1/15/21	Aaa	1,305,000	1,364,847
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa	3,000,000	3,172,230
			6,013,842

South Carolina (1.2%)
SC State Pub. Svcs. Auth. Rev. Bonds (Santee Cooper),
Ser. A, MBIA, 5s, 1/1/19	Aaa	4,000,000	4,219,240

South Dakota (0.4%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,264,388

Texas (8.5%)
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s,
2/15/19	Aaa	2,500,000	2,633,375
Harris Cnty., Mandatory Put Bonds (Toll Road), FGIC,
5s, 8/15/09	Aaa	1,250,000	1,295,825
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,190,000	1,235,684
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,280,000	5,434,651
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	Aaa	1,000,000	1,020,250
Midlothian, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/26	Aaa	3,935,000	4,081,972
North Central TX Hlth. Fac. Dev. Corp. VRDN (Hosp.
Presbyterian Med. Ctr.), Ser. D, MBIA, 3.79s, 12/1/15	VMIG1	640,000	640,000
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,000,000	4,296,600
Tarrant Cnty., Hlth. Fac. Dev. Rev. Bonds (TX Hlth.
Res. Sys.), Ser. A, MBIA, 5 3/4s, 2/15/15	Aaa	5,000,000	5,506,100
Victoria G.O. Bonds, FGIC, U.S. Govt. Coll., 5 1/2s,
8/15/20 (Prerefunded)	Aaa	3,150,000	3,372,516
			29,516,973

Utah (3.7%)
UT State Pwr. Supply Rev. Bonds (Intermountain Pwr.
Agcy.), Ser. A, MBIA
6.15s, 7/1/14	Aaa	4,495,000	4,601,756
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	Aaa	7,900,000	8,158,725
			12,760,481

Virginia (0.4%)
Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN
(Winchester Med. Ctr., Inc.), FSA, 3.87s, 1/1/30	VMIG1	1,475,000	1,475,000

Washington (6.6%)
Port of Seattle Rev. Bonds, Ser. A, FGIC, 5 1/2s,
10/1/22 (Prerefunded)	Aaa	10,000,000	10,353,900
WA State Pub. Pwr. Supply Syst. Rev. Bonds
(Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,344,180
(Nuclear No. 1), Ser. A, AMBAC, U.S. Govt. Coll.,
5.7s, 7/1/09 (Prerefunded)	Aaa	5,000,000	5,116,500
			22,814,580

West Virginia (1.5%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa	5,000,000	5,167,550

			$336,518,281
Total municipal bonds and notes (cost $323,523,189)

TOTAL INVESTMENTS

			$336,518,281
Total investments (cost $323,523,189) (b)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
		Fixed payments	Fixed payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

UBS AG
U.S. Bond Market
Association Municipal
$2,500,000	5/11/16	3.99%	Swap Index	$15,470

NOTES

(a) Percentages indicated are based on net assets of $347,275,538.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2006. Securities rated by Putnam are indicated by "/P".

(b) The aggregate identified cost on a tax basis is $323,523,189, resulting in gross unrealized appreciation and depreciation of $14,278,545 and $1,283,453, respectively, or net unrealized appreciation of $12,995,092.

The rates shown on VRDN and Mandatory Put Bonds, are the current interest rates at April 30, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at April 30, 2006 (as a percentage of net assets):
Utilities	25.9%
Transportation	12.2

The fund had the following insurance concentrations greater than 10% at April 30, 2006 (as a percentage of net assets):

FGIC	29.5%
MBIA	25.2
AMBAC	21.0
FSA	13.9

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04345 )

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/06 (Unaudited)

MUNICIPAL BONDS AND NOTES (95.8%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.8%)

Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	$9,170,000	$9,017,320
Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated
Board), Ser. A, 5.3s, 4/1/27 (Prerefunded)	AAA	1,000,000	1,045,980
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	500,000	509,820
6s, 8/1/25	B/P	1,700,000	1,743,452

			12,316,572

Arizona (1.6%)

AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	1,500,000	1,502,445
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	8,065,916
7 1/4s, 12/1/19	B+/P	500,000	542,500
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,305,000	3,624,693
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,540,000	2,741,041
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	980,000	1,028,608
Maricopa Cnty., Poll. Control Rev. Bonds (Pub.
Service- Palo Verde), Ser. A, 4s, 1/1/38	Baa2	2,000,000	1,981,180
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27	B/P	2,500,000	2,588,500
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	2,450,000	2,334,532

			24,409,415

Arkansas (1.2%)

AR Dev. Fin. Auth. Rev. Bonds, Ser. B, GNMA Coll.,
FNMA Coll., 3 3/4s, 1/1/26	AAA	2,010,000	2,002,241
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	10,500,000	11,797,800
Independence Cnty., Poll. Control Rev. Bonds (Entergy,
Inc.), 5s, 1/1/21	A-	1,500,000	1,508,295
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.)
Ser. A, 5s, 2/1/35	Baa2	700,000	683,256
Ser. B, 5s, 2/1/25	Baa2	1,750,000	1,759,713

			17,751,305

California (12.3%)

ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BB+	3,000,000	2,996,190
Anaheim, Pub. Fin. Auth. Lease 144A Rev. Bonds (Pub.
Impts.), Ser. A, FSA, 6s, 9/1/24	Aaa	5,000,000	5,840,250
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s,
11/15/23	A2	8,000,000	8,176,080
CA Hlth. Fac. Fin. Auth. Rev. Bonds (CA-NV Methodist),
5s, 7/1/26	A	1,000,000	1,022,330
CA State G.O. Bonds
5.1s, 2/1/34	A2	2,000,000	2,025,880
5s, 5/1/23	A2	24,265,000	25,063,561
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
5 1/2s, 5/1/11	A2	7,000,000	7,493,990
5 1/8s, 5/1/18 (Prerefunded)	Aaa	2,000,000	2,159,060
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/17	Aa3	3,650,000	3,782,313
CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	1,000,000	1,020,090
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,000,000	1,019,270
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	4,300,000	4,421,303
Capistrano, Unified School Dist. Cmnty. Fac. Special
Tax Bonds (Ladera No 98-2)
5.7s, 9/1/20 (Prerefunded)	BBB/P	1,500,000	1,620,090
5 3/4s, 9/1/29 (Prerefunded)	BBB/P	750,000	811,208
Cathedral City, Impt. Board Act of 1915 Special Assmt.
(Cove Impt Dist., 04-02)
5s, 9/2/30	BB+/P	1,730,000	1,703,548
4 3/4s, 9/2/18	BB+/P	485,000	474,956
5.05s, 9/2/35	BB+/P	1,830,000	1,807,784
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	2,855,000	2,947,788
(No. 07-I Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	2,000,000	2,081,480
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	31,900,000	350,900
Elk Grove CA Special Tax Rev. Bonds (Poppy Ridge
Cmnty. Facs. - No 03-01), 6s, 9/1/34 (Prerefunded)	BB/P	3,000,000	3,183,360
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	1,750,000	1,798,475
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	300,000	304,479
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	4,218,000	3,429,951
Golden State Tobacco Securitization Corp. Rev. Bonds

Ser. B, 5 5/8s, 6/1/38 (Prerefunded)	Aaa	11,000,000	12,099,120
Ser. A, 5s, 6/1/45	A3	3,250,000	3,282,955
Ser. 03 A-1, 5s, 6/1/21	BBB	2,000,000	2,012,680
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 3), 5.55s, 9/2/26	BBB/P	995,000	1,018,970
Oakley, Pub. Fin. Auth. Rev. Bonds
6s, 9/2/34	BB-/P	2,510,000	2,602,443
5 7/8s, 9/2/24	BB-/P	1,435,000	1,484,149
Orange Cnty., Cmnty. Fac. Dist. Special Tax
(Ladera Ranch No. 03-1) Ser. A, 5.4s, 8/15/22	BBB/P	1,520,000	1,554,474
(Ladera Ranch No. 03-1) Ser. A, 5.4s, 8/15/21	BBB/P	1,240,000	1,268,346
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,928,101
Orange Cnty., Local Trans. Auth. Sales Tax Rev. Bonds,
6.058s, 2/14/11	AA+	11,200,000	12,228,832
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,700,000	1,822,077
Roseville, Cmnty. Fac. Special Tax Bonds
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/25	BB/P	3,810,000	3,843,261
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/18	BB/P	125,000	128,141
(Dist. No. 1 Fiddyment), 5s, 9/1/23	BB/P	1,065,000	1,049,153
(Dist. No. 1 Fiddyment), 5s, 9/1/22	BB/P	1,035,000	1,026,948
(Dist. No. 1 Crocker), 6s, 9/1/33	BB/P	1,500,000	1,559,775
(Dist. No. 1 -Westpark), 5 1/4s, 9/1/19	BB/P	205,000	209,383
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.),
Ser. 97-01, 5.1s, 9/1/35	BB/P	1,525,000	1,508,866
Ser 97-01, 5s, 9/1/29	BB/P	1,370,000	1,349,505
Ser. 97-01, 5s, 9/1/21	BB/P	1,325,000	1,325,808
Ser. 4-A, 6s, 9/1/28	BB+/P	700,000	734,034
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Dist. Special Tax (No. 6 Mission Bay South),
Ser. A, 5.15s, 8/1/35	BB-/P	1,500,000	1,488,000
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds,
Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,479,855
7.55s, 1/1/10 (Prerefunded)	Aaa	7,000,000	7,579,390
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,805,000	6,880,467
Southern CA Pub. Pwr. Auth. IFB (Transmission),
8.167s, 7/1/12	Aa3	350,000	351,036
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	6,780,000	7,326,129
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	10,230,000	5,645,426
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P	9,500,000	9,854,350
7s, 2/1/17	BBB-/P	6,840,000	7,094,448

			188,270,458

Colorado (0.7%)

CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran),
5.9s, 10/1/27	A3	5,000,000	5,297,350
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	745,000	831,755
6 3/8s, 12/15/30	A3	755,000	820,511
Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist.
No. 1), 7s, 12/15/16	Aa3	3,000,000	3,670,050

			10,619,666

Connecticut (1.0%)

CT State Dev. Auth. Rev. Bonds
(East Hills Woods), Ser. A, 7 3/4s, 11/1/17	B-/P	4,729,362	4,413,393
(East Hills Woods), Ser. B, zero %, 3/1/21	B-/P	604,924	30,748
(Elm Park Baptist), 5s, 12/1/13	BBB+	1,000,000	1,007,490
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	2,085,560
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	7,000,000	7,388,570

			14,925,761

Delaware (0.3%)

DE St. Hlth. Fac. Auth. Rev. Bonds (Beebe Med. Ctr.),
Ser. A, 5s, 6/1/24	Baa1	900,000	909,783
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3,
5.3s, 10/31/39	A3	3,500,000	3,595,200

			4,504,983

District of Columbia (1.2%)

DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/25 (SEG)	Aaa	5,000,000	5,180,700
DC Rev. Bonds (American Geophysical Union)
5 7/8s, 9/1/23	BBB	4,200,000	4,203,906
5 3/4s, 9/1/13	BBB	2,825,000	2,827,486
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	5,690,000	6,036,919

			18,249,011

Florida (6.1%)

Aberdeen Cmnty., Dev. Dist. Special Assmt., 5 1/2s,
5/1/36	BB-/P	4,700,000	4,718,048
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds

(Health First, Inc.), 5s, 4/1/24	A2	2,500,000	2,552,800
(Health First, Inc.), 5s, 4/1/16	A2	1,025,000	1,061,429
CFM Cmnty. Dev. Dist. Rev. Bonds
Ser. A, 6 1/4s, 5/1/35	BB-/P	3,900,000	4,110,990
Ser. B, 5 7/8s, 5/1/14	BB-/P	500,000	510,055
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,672,325
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB/P	2,635,000	2,628,175
5s, 11/1/07	BB/P	120,000	119,374
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s,
10/1/29	BBB+/FITCH	1,000,000	1,104,950
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,600,000	2,607,280
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A+	3,000,000	3,346,110
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	4,035,000	4,158,310
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-	4,350,000	4,400,069
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	2,000,000	2,199,100
Middle Village Cmnty. Dev. Dist. Special Assmt., Ser.
A, 6s, 5/1/35	BB-/P	2,000,000	2,067,960
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	1,950,000	1,928,940
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	990,000	1,015,542
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth. Syst. - Sunbelt), U.S. Govt. Coll.,
7s, 10/1/14	Aaa	9,500,000	11,522,740
(Adventist Hlth. Syst.), 5 5/8s, 11/15/32	A+	3,750,000	3,957,825
(Orlando Regl. Hlth. Care), 5 3/4s, 12/1/32
(Prerefunded)	A2	2,700,000	2,983,959
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	5,210,000	5,437,417
South Bay, Cmnty. Dev. Dist. Rev. Bonds
Ser. B-2, 5 3/8s, 5/1/13	BB-/P	500,000	505,280
Ser. B-1, 5 1/8s, 11/1/09	BB-/P	1,750,000	1,756,983
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,960,000	3,000,818
Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5
1/2s, 11/1/10	BB-/P	975,000	978,071
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	2,250,000	2,285,325
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s,
5/1/15	BB-/P	500,000	498,210
Tern Bay, Cmnty. Dev. Dist. Special Assmt., Ser. A, 5
3/8s, 5/1/37	BB-/P	5,100,000	5,104,896
Tolomato, Cmnty. Dev. Dist. Special Assmt., 5.4s,
5/1/37	BB-/P	950,000	952,347
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,975,000	2,017,700
Turnbull Creek Cmnty., Dev. Dist. Special Assmt.,
5.8s, 5/1/35	BB-/P	1,975,000	1,995,106
Verandah, West Cmnty. Dev. Dist. Rev. Bonds
Ser. A, 6 5/8s, 5/1/33	BBB-/P	970,000	1,029,975
Ser. B, 5 1/4s, 5/1/08	BBB-/P	15,000	15,011
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. (Cmnty.
Infrastructure), Ser. B, 5s, 11/1/13	BB-/P	1,325,000	1,318,534
West Palm Beach, Cmty. Redev. Agcy. (Northwood -
Pleasant), 5s, 3/1/25	A	980,000	999,002
Westchester Cmnty. Dev. Dist. No. 1 Special Assmt.
(Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	2,250,000	2,356,268
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	2,450,000	2,534,182
6 1/4s, 5/1/22	BB-/P	1,805,000	1,863,843

			93,314,949

Georgia (2.2%)

Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	12,000,000	12,174,720
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	3,400,000	3,504,482
Forsyth Cnty., Hosp. Auth. Rev. Bonds (GA Baptist
Hlth. Care Syst.), U.S. Govt. Coll., 6 3/8s, 10/1/28
(Prerefunded)	AAA	6,000,000	7,355,280
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury
Court), Class A, 6 1/8s, 2/15/34	B+/P	800,000	829,304
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.)
7 1/2s, 1/1/26	B+/P	8,475,000	8,484,831
7.4s, 1/1/16	B+/P	1,645,000	1,646,842

			33,995,459

Hawaii (0.3%)

HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B
3.7s, 1/1/22	Aaa	3,600,000	3,553,956
3.45s, 1/1/11	Aaa	955,000	933,799

			4,487,755

Idaho (0.1%)

ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),

Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,735,000	1,761,060

Illinois (1.4%)

Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax),
Ser. A, 4.9s, 12/1/23	Baa1	3,085,000	3,041,995
Chicago, Special Assmt. Bonds (Lake Shore East), 6
3/4s, 12/1/32	BB/P	1,500,000	1,609,455
IL Fin. Auth. Rev. Bonds
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,605,490
(Friendship Village Schaumburg), Ser. A, 5 5/8s,
2/15/37	B+/P	1,000,000	1,009,220
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	500,000	493,230
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12	CCC/P	208,554	186,958
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	990,775	881,166
(Hindsdale Hosp.), Ser. A, 6.95s, 11/15/13
(Prerefunded)	Baa1	4,550,000	4,983,160
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	1,000,000	1,064,680
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	6,000,000	6,230,460

			21,105,814

Indiana (1.4%)

Anderson Indpt. School Bldg. Corp. Rev. Bonds (First
Mtge.), FSA, 5 1/2s, 7/15/25 (Prerefunded)	Aaa	1,595,000	1,756,079
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	12,000,000	12,317,880
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan
Pwr.), Ser. A, 4.9s, 6/1/25	Baa2	7,000,000	7,038,430

			21,112,389

Iowa (2.4%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	4,000,000	4,104,200
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25	BBB-/P	16,010,000	18,997,786
9.15s, 7/1/09	BBB-/P	645,000	714,150
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	301,494
IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg),
Ser. A
5s, 10/1/21	BBB-/FITCH	730,000	727,635
5s, 10/1/20	BBB-/FITCH	1,270,000	1,268,654
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 1.76s, 1/1/29	B+/P	45,000	45,571
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	2,997,570
Ser. B, zero %, 6/1/34	BBB	9,000,000	8,381,160

			37,538,220

Kansas (0.2%)

Lenexa, Hlth. Care Rev. Bonds (LakeView Village)
Ser. C, 6 7/8s, 5/15/32	BB+	2,250,000	2,413,013
Ser. B, 6 1/4s, 5/15/26	BB+	1,200,000	1,220,112

			3,633,125

Kentucky (0.9%)

KY Econ. Dev. Fin. Auth. Hlth. Facs. Rev. Bonds (First
Mtg.), Ser. IA, 6 1/2s, 1/1/29	B+/P	260,000	263,299
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Healthcare, Inc.), Ser. A
6 5/8s, 10/1/28	BBB+/FITCH	6,250,000	6,754,125
6 1/8s, 10/1/10	BBB+/FITCH	3,740,000	3,898,352
KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist
Hlth. Care), Ser. C, 3.81s, 8/15/31	VMIG1	2,625,000	2,625,000

			13,540,776

Louisiana (1.7%)

De Soto Parish, Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 11/1/18	BBB	3,235,000	3,214,231
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	3,022,080
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	8,828,000	8,964,216
LA Pub. Fac. Auth. Hosp. Rev. Bonds (Franciscan
Missionaries), FSA, 5 3/4s, 7/1/18	Aaa	5,000,000	5,535,600
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	900,000	891,288
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB-	4,000,000	4,029,760

			25,657,175

Maine (0.4%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba2	5,500,000	5,971,020

Maryland (1.3%)

Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,876,200
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Mercy Ridge), Ser. A, 6s, 4/1/35	BB+/P	2,000,000	2,072,420
(Medstar Hlth.), 5 1/2s, 8/15/33	Baa1	1,500,000	1,551,270
(Medstar Hlth.), 5 3/8s, 8/15/24	Baa1	2,000,000	2,086,020
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	600,000	635,904
MuniMae Tax Exempt Bond Subsidiary, LLC Rev. Bonds,
Ser. A-2, 4.9s, 6/30/49	A3	2,000,000	1,984,960
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	3,400,000	3,501,150
6s, 5/1/24	BB/P	2,000,000	2,050,980

			19,758,904

Massachusetts (3.9%)

MA State Dev. Fin. Agcy. Rev. Bonds (Lasell College),
6 3/4s, 7/1/31	BB+/P	5,195,000	5,421,658
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. R-2,
XLCA, 3.73s, 10/1/42	VMIG1	600,000	600,000
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	8,050,000	9,666,843
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	6,000,000	6,520,260
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/FITCH	4,900,000	5,441,401
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	10,665,915
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,648,556
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	7,200,000	7,748,784
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	2,630,000	2,671,659
(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/20	Aa3	1,500,000	1,568,325
MA State Indl. Fin. Agcy. Rev. Bonds
(TNG Marina Bay LLC Project), U.S. Govt. Coll., 7
1/2s, 12/1/27 (Prerefunded)	AAA	1,795,000	1,935,333
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	756,728
(Sr. Living Fac. Forge Hill), 7s, 4/1/17	B/P	1,580,000	1,594,331

			59,239,793

Michigan (2.7%)

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll., 8
3/8s, 1/15/19 (Prerefunded)	AAA	2,391,000	2,992,623
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	7,000,000	7,403,340
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Baa3	2,350,000	2,424,190
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A
5 3/4s, 9/1/17	Ba1	3,000,000	2,926,680
5 5/8s, 9/1/10	Ba1	1,645,000	1,660,677
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,609,800
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	Aaa	4,000,000	3,967,960
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(Genesee Pwr. Station), 7 1/2s, 1/1/21	B/P	2,900,000	2,892,692
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,121,900
MI State U. VRDN, Ser. 00-A, 3.84s, 8/15/30	A-1+	1,500,000	1,500,000
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	B3	5,000,000	5,009,050
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aaa	2,275,000	2,348,119

			40,857,031

Minnesota (0.9%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	6,605,000	6,613,322
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth.
Svcs.), Ser. C, MBIA, 3.78s, 11/15/26	VMIG1	1,500,000	1,500,000
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	1,990,000	2,042,277
(Res. Hsg.), Ser. B, 5s, 7/1/34	Aa1	985,000	1,014,323
(Res. Hsg.), Ser. H, 4s, 1/1/11	Aa1	445,000	441,436
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B/P	800,000	811,192
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth.
East), 6s, 11/15/25	Baa3	1,250,000	1,349,750

			13,772,300

Mississippi (0.8%)

Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	715,000	843,750
Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	2,923,200
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB-	2,000,000	2,015,980
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	5,495,000	5,741,945
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,410,000	1,474,846

			12,999,721

Missouri (1.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,000,000	3,133,770
5 1/2s, 6/1/27	A+	3,250,000	3,392,935
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	2,042,660
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll., 5.8s, 9/1/35	AAA	2,970,000	3,165,693
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	2,500,000	2,584,525
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.8s, 6/1/22	VMIG1	7,700,000	7,700,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	1,680,000	1,728,048
(Single Fam.), Ser. E-1, GNMA Coll., FNMA Coll.,
6.45s, 9/1/29	AAA	535,000	545,812
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	3,185,000	3,254,178
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	1,000,000	1,057,820
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll.,
FNMA Coll., 6 3/4s, 3/1/34	AAA	1,270,000	1,284,389

			29,889,830

Montana (0.4%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista
Corp.), AMBAC, 5s, 12/30/08	Aaa	3,325,000	3,410,419
Forsyth, Poll. Control VRDN (Pacific Corp.), 3.8s,
1/1/18	VMIG1	2,800,000	2,800,000
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B1	750,000	788,828

			6,999,247

Nebraska (--%)

Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	130,119	98,170
(Brookhaven), zero %, 9/1/12	D/P	1,582,934	79,147

			177,317

Nevada (2.5%)

Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	995,000	1,030,104
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	297,976
(Summerlin No. 151), 5s, 8/1/20	BB/P	340,000	331,854
(Summerlin No. 151), 5s, 8/1/19	BB/P	1,150,000	1,127,012
(Summerlin No. 151), 5s, 8/1/18	BB/P	1,115,000	1,096,881
(Summerlin No. 151), 5s, 8/1/17	BB/P	1,320,000	1,305,374
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp. Project), Ser. C, 5.45s, 3/1/38	Baa2	5,350,000	5,528,048
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB-/P	1,500,000	1,551,930
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-14), 5.8s, 3/1/23	BB/P	4,195,000	4,329,114
(No. T-16), 5 1/8s, 3/1/25	BB-/P	500,000	496,085
(No. T-17), 5s, 9/1/25	BB/P	825,000	811,891
(No. T-18), 5s, 9/1/16	BB-/P	375,000	375,874
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	2,299,934
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	2,332,982
(No. T-16), 4.8s, 3/1/15	BB-/P	1,795,000	1,774,555
(No. T-14), 5.55s, 3/1/17	BB/P	2,495,000	2,572,520
(No. T-16), 5.1s, 3/1/21	BB-/P	1,250,000	1,244,763
(No. T-14), 4s, 3/1/08	BB/P	2,125,000	2,118,986
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB-/P	1,000,000	1,030,060
(Dist. No. 607), 5.9s, 6/1/18	BB-/P	200,000	205,558
(Dist. No. 607), 5.9s, 6/1/17	BB-/P	1,500,000	1,542,705
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	810,000	823,738
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra
Pacific Pwr. Co.), 5s, 7/1/09	Ba1	3,500,000	3,479,595

			37,707,539

New Hampshire (2.4%)

NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
(Havenwood-Heritage Heights), 7.35s, 1/1/18	BB-/P	3,000,000	3,067,950
(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BB+/P	235,000	239,618
(Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BB+/P	1,000,000	1,018,950
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	6,025,620
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	B/P	2,200,000	2,258,168
NH State Bus. Fin. Auth. Rev. Bonds
(Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	3,000,000	3,107,970
(Franklin Regl. Hosp. Assn.), Ser. A, 6.05s, 9/1/29	BBB-/P	4,225,000	4,136,740
(Proctor Academy), Ser. A, 5.6s, 6/1/28	Baa2	3,550,000	3,619,900
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	A3	7,000,000	7,264,950
3 1/2s, 7/1/27	Baa2	2,600,000	2,514,928
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22 (In
default) (NON)	D	8,551,027	86
NH State Hsg. Fin. Auth. Single Family Rev. Bonds

(Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2	3,000,000	3,171,210

			36,426,090

New Jersey (4.2%)

Camden Cnty., Impt. Auth. Rev. Bonds (Dockside
Refrigerated), 8.4s, 4/1/24 (In default) (NON)	D/P	5,000,000	4,762,500
NJ Econ. Dev. Auth. Rev. Bonds
(Winchester Gardens), Ser. A, 8 5/8s, 11/1/25
(Prerefunded)	Aaa	7,000,000	7,308,350
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	2,100,000	2,200,359
(Cedar Crest Village, Inc.), Ser. A, 7s, 11/15/16	BB-/P	900,000	929,997
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	9,200,000	9,400,652
(First Mtge.-Cranes Hill), Ser. A, 7s, 2/1/10
(Prerefunded)	Aaa	1,700,000	1,754,791
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	513,470
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,148,800
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	513,115
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	816,904
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,000,000	9,388,080
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19
(Prerefunded)	Aaa	6,000,000	7,279,500
(South Jersey Hosp.), 6s, 7/1/12	Baa1	5,000,000	5,393,750
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39	BBB	2,000,000	2,231,600
6 1/4s, 6/1/43	BBB	1,535,000	1,660,471
6s, 6/1/37	BBB	6,260,000	6,547,647

			63,849,986

New Mexico (1.5%)

Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Ba1	5,500,000	5,769,005
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	1,200,000	1,179,636
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.),
Ser. A, 3.8s, 5/1/24	VMIG1	8,000,000	8,000,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.85s,
1/1/37	AAA	1,220,000	1,308,487
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	1,580,000	1,603,273
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s,
9/1/33	AAA	1,880,000	1,960,144
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	2,635,000	2,725,143

			22,545,688

New York (6.4%)

Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Baa3	2,000,000	2,066,120
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	1,272,600
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst. Project D), 5 1/4s, 11/1/07	A3	1,575,000	1,606,957
NY City, G.O. Bonds
Ser. B, FGIC, 6s, 8/1/06	Aaa	12,560,000	12,632,597
Ser. C, 5 1/2s, 8/1/13	A1	8,000,000	8,638,880
Ser. C, 5 1/2s, 8/1/12	A1	7,500,000	8,098,500
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. B, 6 3/4s, 3/1/15	B-/P	2,300,000	2,458,700
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	3,875,000	4,087,234
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	3,250,000	3,259,750
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	500,000	498,425
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	5,400,000	5,523,552
(American Airlines - JFK Intl., Arpt.), 7 1/2s, 8/1/16	B-	7,600,000	8,321,848
(American Airlines - JFK Intl., Arpt.), 7 1/8s, 8/1/11	B-	4,500,000	4,665,690
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	3,325,000	3,026,282
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	A+	2,800,000	3,063,340
NY State Dorm. Auth. Rev. Bonds (Mt. Sinai NYU Hlth.),
Ser. C, 5s, 7/1/11	Ba1	2,750,000	2,784,623
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,844,190
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,522,455
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$8,900,000) (RES)	BB/P	8,900,000	9,307,531
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	2,500,000	2,549,125
Port. Auth. NY & NJ Special Obligation Rev. Bonds, 7s,
10/1/07	BB+/P	500,000	505,945
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	B+/P	4,000,000	4,401,680
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,740,000	3,854,220
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	1,054,350

			97,044,594

North Carolina (1.8%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C
5 3/8s, 1/1/17	Baa2	7,500,000	7,856,025
5 3/8s, 1/1/16	Baa2	1,000,000	1,050,400
5.3s, 1/1/15	Baa2	2,000,000	2,099,300
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	4,500,000	4,716,945
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	1,600,000	1,627,536
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	201,318
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	9,000,000	9,804,330

			27,355,854

North Dakota (0.1%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser.
D, 5.95s, 7/1/19	Aa1	980,000	997,699

Ohio (2.6%)

Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock
& Roll Hall of Fame), FSA, 3.6s, 12/1/14	Aaa	1,000,000	974,720
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,600,000	1,539,456
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/15	Aa3	4,500,000	5,007,960
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	785,655
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
4.95s, 7/1/15	A2	2,500,000	2,593,050
4.85s, 7/1/14	A2	5,000,000	5,159,500
4.7s, 7/1/13	A2	5,000,000	5,128,100
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22	AA-	3,000,000	3,213,600
OH State Solid Waste Mandatory Put Bonds, 4.85s,
11/1/07	BBB	6,500,000	6,570,915
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (Cleveland Elec.), Class A, 3 3/4s, 10/1/08	Baa2	750,000	746,565
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	6,000,000	6,231,660
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,200,000	1,201,476

			39,152,657

Oklahoma (0.5%)

OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	3,075,000	3,274,660
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. D-2, GNMA Coll., FNMA
Coll., 7.1s, 9/1/26	Aaa	760,000	780,626
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	1,700,000	1,792,820
(Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	2,195,000	2,288,375

			8,136,481

Oregon (0.8%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	9,100,000	9,403,667
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000,000	2,080,540

			11,484,207

Pennsylvania (5.1%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.), Ser. B, 9 1/4s, 11/15/15	Ba3	6,500,000	7,759,960
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr.
Presbyterian), Ser. D, MBIA, 3.83s, 3/1/20	VMIG1	1,100,000	1,100,000
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt.), 5 1/2s, 11/1/16	Ba1	2,805,000	2,927,747
(Env. Imports), 4 3/4s, 12/1/32	Baa1	5,000,000	5,193,350
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory
Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	2,850,000	2,836,947
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	3,840,000	3,930,240
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	7,505,000	7,895,635
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34	BB-/P	1,700,000	1,899,410
7 1/4s, 7/1/24	BB-/P	1,725,000	1,897,862
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	1,500,000	1,575,810
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	1,000,000	987,290
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33	Baa1	5,250,000	5,394,323
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s,
7/1/32	A1	3,860,000	3,944,187
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	2,400,000	2,526,792
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	1,750,000	1,757,595
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.

Bonds
(Northampton Generating), Ser. B, 6 3/4s, 1/1/07	B+	15,000	15,177
(Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	1,100,000	1,082,213
(Northampton Generating), Ser. A, 6 1/2s, 1/1/13	B+	3,000,000	2,967,660
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,556,910
(Philadelphia College of Osteopathic Medicine), 5s,
12/1/13	A	1,345,000	1,387,731
(Philadelphia College of Osteopathic Medicine), 5s,
12/1/06	A	945,000	949,933
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	4,858,731	6,073
(Jeanses Hosp. Project), 5 7/8s, 7/1/17 (Prerefunded)	Aaa	3,000,000	3,134,340
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	2,750,000	2,909,995
Scranton, G.O. Bonds, Ser. C
7.1s, 9/1/31 (Prerefunded)	AAA/P	3,060,000	3,529,924
7s, 9/1/22 (Prerefunded)	AAA/P	1,000,000	1,148,800
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (Fisrt Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,245,000	1,287,965
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27	BBB+	2,500,000	2,644,750
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	2,118,740
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	2,087,540

			78,454,899

Puerto Rico (0.7%)

PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	8,096,266
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/11	Baa2	2,000,000	2,085,960

			10,182,226

Rhode Island (0.2%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	1,373,876
6 1/8s, 6/1/32	BBB	1,465,000	1,534,778

			2,908,654

South Carolina (3.4%)

Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone
Container Corp.), 7 3/8s, 2/1/07	B/P	3,090,000	3,101,309
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	3,080,000	3,659,163
Ser. A, FGIC, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	630,000	740,767
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Aaa	2,410,000	2,842,113
Richland Cnty., Rev. Bonds (Intl. Paper Co.), Ser. A,
4 1/4s, 10/1/07	BBB	3,000,000	3,002,340
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	BBB+	5,750,000	6,568,685
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	AAA	2,750,000	2,828,265
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. C, 6s, 8/1/20	Baa1	550,000	592,026
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/FITCH	3,800,000	4,416,322
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34 (Prerefunded)	Baa1	2,670,000	3,052,584
(Palmetto Hlth.), Ser. C, 6 3/8s, 8/1/34	Baa1	330,000	364,218
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	4,450,000	4,983,867
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
6 3/8s, 5/15/30	BBB	9,000,000	10,055,790
6 3/8s, 5/15/28	BBB	6,000,000	6,418,080

			52,625,529

South Dakota (0.3%)

SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B,
6 1/2s, 6/1/32	BBB	3,550,000	3,856,152
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sioux
Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	A1	1,230,000	1,285,990

			5,142,142

Tennessee (1.2%)

Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2	4,000,000	4,696,160
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	6,500,000	7,537,335
(Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+	3,000,000	3,482,790
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.)
5.05s, 9/1/12	Baa2	500,000	522,525
4 1/2s, 7/1/14	Baa2	2,000,000	1,986,400

			18,225,210

Texas (6.2%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A

7s, 11/15/33	BB/P	2,500,000	2,686,750
5.9s, 11/15/25	BB/P	6,850,000	6,920,213
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.)
6 3/8s, 4/1/21	Baa2	1,500,000	1,530,930
4.85s, 4/1/21	Baa2	1,000,000	991,580
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa1	4,500,000	4,768,245
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	4,105,546
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	5,000,000	5,145,750
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	1,720,000	1,741,655
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds, 6 1/4s,
8/15/29 (Prerefunded)	BB	4,100,000	4,480,849
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Class A, 5 1/4s,
12/1/17	A2	1,500,000	1,582,545
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B-	2,500,000	2,539,875
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6
3/4s, 7/1/21	B-	7,000,000	7,111,650
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B-	3,000,000	2,655,390
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	BBB+	5,500,000	5,785,945
North East Indpt. School Dist. G.O. Bonds, PSFG, 5s,
8/1/29	Aaa	7,150,000	7,368,647
Round Rock, Hotel Occupancy Tax Rev. Bonds (Convention
Ctr. Complex), 5.85s, 12/1/24	BBB/P	5,265,000	5,315,175
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,000,000	1,016,480
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,000,000	8,380,240
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	775,000	802,854
Tarrant Cnty., Hlth. Fac. Dev. (TX Hlth. Resource
Sys.), Ser. A, MBIA, 5 3/4s, 2/15/12	Aaa	4,000,000	4,366,600
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	5,197,937
TX State Rev. Bonds, 6.2s, 9/30/11	Aa1	7,000,000	7,728,140
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. B, FSA, 4 1/4s, 9/1/26	Aaa	1,970,000	1,961,923

			94,184,919

Utah (0.4%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,000,000	1,015,520
7.45s, 7/1/17	B+	600,000	629,538
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	3,136,020
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	1,950,000	2,053,857

			6,834,935

Vermont (0.2%)

VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	990,000	1,014,186
(Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	1,465,000	1,496,849

			2,511,035

Virginia (2.5%)
Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A.
6.7s, 6/1/27	BB+/P	5,250,000	5,490,975
6 1/2s, 6/1/22	BB+/P	3,000,000	3,157,800
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	Aaa	4,000,000	4,546,480
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	2,000,000	1,900,100
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,648,800
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32	B+/P	4,000,000	4,400,160
Suffolk, Redev. & Hsg. Auth. Rev. Bonds (Beach-Oxford
Apts.)
6 1/4s, 10/1/33(acquired 8/18/98, cost $5,510,000)(RES)	BB-/P	5,510,000	5,573,530
6.1s, 4/1/26 (acquired 8/18/98, cost $5,000,000)(RES)	BB-/P	5,000,000	5,051,650
VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.),
3.45s, 10/1/10	Aaa	4,000,000	3,883,960
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A.
5.3s, 1/1/35	BB/P	1,000,000	1,001,990
5.2s, 1/1/27	BB/P	300,000	300,186

			37,955,631

Washington (2.1%)

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	6,856,625
6 1/2s, 6/1/26	BBB	11,180,000	12,175,691
WA State Hsg. Fin. Comm. Rev. Bonds (Single Fam.),
Ser. 3A, GNMA Coll., FNMA Coll., 4.15s, 12/1/25	Aaa	2,475,000	2,446,686
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	5,000,000	6,120,150
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Baa3	4,250,000	4,342,480

			31,941,632

West Virginia (0.8%)

Mason Cnty., Poll. Control FRB (Aappalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/22	Baa2	3,475,000	3,538,210
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	4,495,000	4,467,491
WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26	Aaa	3,600,000	4,364,100

			12,369,801

Wisconsin (1.7%)

Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,280,000	2,517,599
6 3/8s, 6/1/32	BBB	13,250,000	14,201,203
6 1/8s, 6/1/27	BBB	3,750,000	3,960,563
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	2,000,000	2,050,320
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan Svcs.), 5 1/8s, 8/15/33	A2	2,500,000	2,535,450

			25,265,135

Wyoming (0.1%)

Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa3	2,000,000	2,093,460

Total municipal bonds and notes (cost $1,399,345,150)			$1,462,255,059

PREFERRED STOCKS (1.0%)(a)

		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.	BBB-/P	2,000,000	$2,126,100
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	A3	6,000,000	6,421,980
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7
3/4s cum. pfd.	Baa1	6,000,000	6,674,700

Total preferred stocks (cost $14,000,000)			$15,222,780

CORPORATE BONDS AND NOTES (0.3%)(a) (cost $4,500,000)

		Principal amount	Value

GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1,
4.15s, 2039	A3	$4,500,000	$4,455,315

COMMON STOCKS (0.0%)(a) (cost $9,057,285)

		Shares	Value

Tembec, Inc. (Canada) (NON)		184,103	$320,451

TOTAL INVESTMENTS
Total investments (cost $1,426,902,435) (b)			$1,482,253,605

FUTURES CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	450	$47,510,156	Jun-06	$254,647

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
			Fixed payments	Unrealized
Swap counterparty /	Termination	Payments made by	received by	appreciation
Notional amount	date	fund per annum	fund per annum

UBS AG
$40,000,000	5/11/16	3.99%	U.S. Bond Market Association Municipal Swap Index	$247,512

NOTES

(a) Percentages indicated are based on net assets of $1,526,895,163.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at April 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,426,356,187, resulting in gross unrealized appreciation and depreciation of $76,602,458 and $20,705,040, respectively, or net unrealized appreciation of $55,897,418.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2006 was $19,932,711 or 1.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2006.

At April 30, 2006, liquid assets totaling $1,021,798 have been designated as collateral for open forward commitments.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, Floating Rate Bonds (FRB) are the current interest rates at April 30, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2006.

The fund had the following industry group concentrations greater than 10% at April 30, 2006 (as a percentage of net assets):

Health care	34.1%
Utilities	12.1

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006